SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Revenue	$ 12,829	$ 16,924	$ 29,415	$ 32,132
Net income attributable to shareholders	(656)	399	(949)	1,014
Total assets	316,435		316,435		$ 323,969
Total liabilities	205,369		205,369		207,123
The Corporation
Disclosure of subsidiaries [line items]
Revenue	(8)	0	430	(21)
Net income attributable to shareholders	(656)	399	(949)	1,014
Total assets	68,118		68,118		70,976
Total liabilities	36,048		36,048		35,963
BFI
Disclosure of subsidiaries [line items]
Revenue	138	38	176	72
Net income attributable to shareholders	87	30	82	34
Total assets	6,109		6,109		5,389
Total liabilities	4,611		4,611		3,994
BFL
Disclosure of subsidiaries [line items]
Revenue	8	0	12	0
Net income attributable to shareholders	0	0	0	0
Total assets	600		600		0
Total liabilities	596		596		0
BIC
Disclosure of subsidiaries [line items]
Revenue	27	27	52	54
Net income attributable to shareholders	(13)	8	11	16
Total assets	3,340		3,340		3,520
Total liabilities	2,599		2,599		2,239
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenue	13,916	18,152	31,963	35,304
Net income attributable to shareholders	680	633	2,079	1,969
Total assets	327,434		327,434		331,698
Total liabilities	194,297		194,297		195,586
Elimination of intersegment amounts
Disclosure of subsidiaries [line items]
Revenue	(1,252)	(1,293)	(3,218)	(3,277)
Net income attributable to shareholders	(754)	$ (671)	(2,172)	$ (2,019)
Total assets	(89,166)		(89,166)		(87,614)
Total liabilities	$ (32,782)		$ (32,782)		$ (30,659)